Income tax	12 Months Ended
Dec. 31, 2014
Income tax [Abstract]
Income tax
20.	Income tax

(i) Cayman Islands (“Cayman”)

Under the current tax laws of Cayman Islands, the Company and its subsidiaries are not subject to tax on income or capital gains. Besides, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

(ii) BVI

Duowan BVI is exempt from income tax on its foreign-derived income in the BVI. There are no withholding taxes in the BVI.

(iii) Hong Kong profits tax

Entities incorporated in Hong Kong are subject to Hong Kong profits tax at a rate of 16.5% on the estimated assessable profit for the years ended December 31, 2012, 2013 and 2014.

(iv) PRC Enterprise Income Tax (“EIT”)

The Company's subsidiaries, VIEs and VIE's subsidiaries in China are governed by the Enterprise Income Tax Law (“EIT Law”), which became effective on January 1, 2008. Pursuant to the EIT Law and its implementation rules, enterprises in China are generally subjected to tax at a statutory rate of 25%. Certified High and New Technology Enterprises (“HNTE”) are entitled to a favorable statutory tax rate of 15%, and qualified software enterprises can enjoy an income tax exemption for two years beginning with their first profitable year and a 50% tax reduction to the applicable tax rate for the subsequent three years.

The Group's PRC entities provided for enterprise income tax as follows:

•	From 2012 to 2014, Guangzhou Huaduo accrued the EIT at a tax rate of 15% as a result of HNTE status.
•	Guangzhou Huanju Shidai reported tax loss from 2010 to 2013. On December 31, 2013, Guangzhou Huanju Shidai was granted the qualification as a software enterprise and started to enjoy the 0% preferential tax rate beginning from 2014.
•	Other PRC subsidiaries, VIE and VIE's subsidiaries were subject to 25% EIT for the periods reported.

According to a policy promulgated by the State Tax Bureau of the PRC and effective from 2008 onwards, enterprises engaged in research and development activities are entitled to claim 150% of the research and development expenses so incurred in a year as tax deductible expenses in determining its tax assessable profits for that year (“Super Deduction”). Certain subsidiaries and VIEs of the Group successfully claimed the Super Deduction in ascertaining the tax assessable profits for the periods reported.

In addition, according to the New EIT Law and its implementation rules, foreign enterprises, which have no establishment or place in the PRC but derive dividends, interest, rents, royalties and other income (including capital gains) from sources in the PRC shall be subject to PRC withholding tax (“WHT”) at 10% (a further reduced WHT rate may be available according to the applicable double tax treaty or arrangement). The 10% WHT is applicable to any dividends to be distributed from the Group's PRC subsidiaries, VIEs and VIE's subsidiaries to the Group's oversea companies.

Aggregate undistributed earnings and reserves of the Company's subsidiaries located in the PRC that are available for distribution to the Company as of December 31, 2013 and 2014 are approximately RMB753,975 and RMB1,819,004, respectively. The undistributed earnings and reserves of the Company's subsidiaries, VIEs and VIE's subsidiaries located in the PRC are considered to be indefinitely reinvested, because the Group does not have any present plan to pay any cash dividends on its common shares in the foreseeable future and intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business. Accordingly, no deferred tax liability on 10% WHT of aggregate undistributed earnings and reserves of the Company's subsidiaries located in the PRC has been accrued for the China dividend withholding taxes that would be payable upon the distribution of those amounts to the Company as of December 31, 2013 and 2014.

Composition of income tax expense

The current and deferred portions of income tax expense included in the consolidated statements of operations are as follows:

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB

Current income tax expenses	(48,357)	(125,365)	(200,034)
Deferred income tax benefits	19,316	35,414	45,751
Income tax expense for the year	(29,041)	(89,951)	(154,283)

Reconciliation of the differences between statutory tax rate and the effective tax rate

The reconciliation of total tax expense computed by applying the respective statutory income tax rate to pre-tax income is as follows:

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB

PRC Statutory income tax rate	(25.0)%	(25.0)%	(25.0)%
Effect of preferential tax rate	10.4%	10.5%	13.1%
Effect of tax-exempt entities	0.2%	2.2%	1.1%
Permanent differences (i)	(13.9)%	(4.0)%	(3.5)%
Change in valuation allowance	(2.0)%	(3.0)%	(0.4)%
Effect of Super Deduction available to the Group	5.7%	3.4%	2.0%
Effective income tax rate	(24.6)%	(15.9)%	(12.7)%

(i)	Permanent differences mainly arise from expenses not deductible for tax purposes including primarily share-based compensation costs and expenses incurred by subsidiaries and VIEs.

Deferred tax assets and liabilities

Deferred taxes were measured using the enacted tax rates for the periods in which they are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax asset balances as of December 31, 2013 and 2014 are as follows:

	December 31,
	2013	2014
	RMB	RMB

Deferred tax assets, current:
Deferred revenue	32,905	37,796
Allowance for doubtful accounts receivable, accrued expense and others not currently deductible for tax purposes	39,791	82,957
Valuation allowance (i)	(5,775)	(9,317)
Total current deferred tax assets, net	66,921	111,436

Deferred tax assets, non-current:
Tax loss carried forward	16,400	14,654
Deferred revenue	445	343
Impairment of investment	180	798
Others	-	705
Valuation allowance (i)	(16,400)	(15,108)
Total non-current deferred tax assets, net	625	1,392

Deferred tax liabilities, non-current:
Related to acquired intangible assets	-	26,709

(i)
Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and tax loss carry forwards. Valuation allowance was provided for net operating loss carry forward because it was more likely than not that such deferred tax assets will not be realized based on the Group's estimate of its future taxable income. If events occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

Tax loss carry forwards

As of December 31, 2014, the Group had tax loss carry forwards of approximately RMB58,615, which can be carried forward to offset future taxable income. The net operating tax loss carry forwards will begin to expire as follows:

Amount
RMB

2015	-
2016	2,574
2017	685
2018	25,428
2019	29,928
Total	58,615

In accordance with PRC Tax Administration Law on the Levying and Collection of Taxes, the PRC tax authorities generally have up to five years to claw back underpaid tax plus penalties and interest for PRC entities' tax filings. In the case of tax evasion, which is not clearly defined in the law, there is no limitation on the tax years open for investigation. Accordingly, the PRC entities' tax years from 2010 to 2014 remain subject to examination by the tax authorities. There were no ongoing examinations by tax authorities as of December 31, 2014.